SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Loan Delinquencies and Liquidation Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mortgage securitizations - Non-agency-sponsored
Variable Interest Entity
Securitized assets past due	$ 55,400.0	$ 40,800.0
Securitized assets liquidation losses	10.6	26.2
Mortgage securitizations - Non-agency-sponsored | 90 days past due
Variable Interest Entity
Securitized assets past due	400.0	500.0
Residential mortgages
Variable Interest Entity
Securitized assets past due	29,200.0	16,900.0
Securitized assets liquidation losses	10.6	26.2
Residential mortgages | 90 days past due
Variable Interest Entity
Securitized assets past due	400.0	500.0
Commercial and other
Variable Interest Entity
Securitized assets past due	26,200.0	23,900.0
Securitized assets liquidation losses	0.0	0.0
Commercial and other | 90 days past due
Variable Interest Entity
Securitized assets past due	0.0	$ 0.0
Personal loan
Variable Interest Entity
Securitized assets past due	$ 200.0